Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion of shares (in Shares)			6,847,500
Number of warrants to purchase shares (in Shares)	4,094,250		4,094,250
Depreciation depletion and amortization expense		$ 1,497,749		$ 1,613,402
Effective tax rate			100.00%	100.00%
Federal depository insurance coverage	$ 250,000		$ 250,000
Cash balance exceeded	342,901		$ 342,901
Successor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Depreciation depletion and amortization expense	$ 352,127
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable			96.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivable				93.00%